Vessels in Operation (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 23, 2023 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 13, 2021 USD ($)	Jul. 29, 2021 USD ($)	Jul. 28, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Unpaid capitalized expenses			$ 2,679	$ 9,022	$ 6,257
Intangible Liabilities - Charter Agreements			5,662	14,218	55,376
Tangible Asset Impairment Charges			18,830	3,033	$ 0
Property, Plant and Equipment, Net			$ 1,664,101	1,623,307
Number of unencumbered vessels			5
Ballast water treatments and other additions amount			$ 12,210	4,881
2027 Secured Notes (b) [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral			20
Other Loan Facilities [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral			43
GSL Amstel [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 5,940
Collateral description	the vessel was released as collateral under the Company’s $140,000 loan facility with Credit Agricole Corporate and Investment Bank, Hamburg Commercial Bank AG, E.Sun Commercial Bank, Ltd, CTBC Bank Co. Ltd. and Taishin International Bank
Four Vessels [Member]
Property, Plant and Equipment [Line Items]
Intangible Liabilities - Charter Agreements						$ 17,100
Twelve Vessels [Member]
Property, Plant and Equipment [Line Items]
Intangible Liabilities - Charter Agreements							$ 76,193
GSL Violetta and GSL Maria [Member]
Property, Plant and Equipment [Line Items]
Intangible Liabilities - Charter Agreements								$ 3,051
La Tour Containership [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 16,514
Collateral description		the vessel was released as collateral under the Company’s $236,200 senior secured loan facility with Hayfin Capital Management, LLP (the “New Hayfin Credit Facility”)
Net gain from vessel sale		$ 7,770
Two Vessel Group [Member]
Property, Plant and Equipment [Line Items]
Tangible Asset Impairment Charges			$ 18,830
Property, Plant and Equipment, Net			43,830
Property, Plant, and Equipment, Fair Value Disclosure			$ 25,000
One Vessel Group [Member]
Property, Plant and Equipment [Line Items]
Tangible Asset Impairment Charges				3,033
Property, Plant and Equipment, Net				9,033
Property, Plant, and Equipment, Fair Value Disclosure				$ 6,000
Number of vessels recognized with impairment charge				1